Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Jun. 06, 2024	May 20, 2024
Subsequent Events [Line Items]
Subsequent event, description		Effective on May 20, 2024, the Company increased its authorized share capital from (i) US$1,000,000 divided into 10,000,000,000,000 shares of a nominal or par value of US$ 0.0000001 each, of which 8,500,000,000,000 shall be designated as Class A ordinary shares of a nominal or par value of US$0.0000001 each, 1,000,000,000,000 shall be designated as Class B ordinary shares of a nominal or par value of US$0.0000001 each, and 500,000,000,000 shall be designated as preferred shares of a nominal or par value of US$0.0000001 each, to (ii) US$48,000,000 divided into 480,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 419,500,000,000,000 shall be designated as Class A ordinary shares of a nominal or par value of US$0.0000001 each, 60,000,000,000,000 shall be designated as Class B ordinary shares of a nominal or par value of US$0.0000001 each, and 500,000,000,000 shall be designated as preferred shares of a nominal or par value of US$0.0000001 each, by the creation of an additional 411,000,000,000,000 unissued Class A ordinary shares of a par value of US$0.0000001 each to rank pari passu in all respects with the existing Class A ordinary shares and 59,000,000,000,000 unissued Class B ordinary shares of a par value of US$0.0000001 each to rank pari passu in all respects with the existing Class B ordinary shares.
Shares subscribed	58,590,000,000,000
Ordinary shares, par value	$ 0.0000001
Accrued interest	$ 27,342,000
Ordinary shares issued	6,142,789,000,000
Class B ordinary shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value	$ 0.0000001